Document and Entity Information	Nov. 16, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001843973
Document Type	8-K
Document Period End Date	Nov. 16, 2021
Entity Registrant Name	EG ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40444
Entity Tax Identification Number	86-1740840
Entity Address, Address Line One	375 Park Avenue
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152
City Area Code	212
Local Phone Number	888-1040
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units
Trading Symbol	EGGFU
Security Exchange Name	NYSE
Redeemable Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A shares
Trading Symbol	EGGF
Security Exchange Name	NYSE
Additional Paid-in Capital [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants
Trading Symbol	EGGFW
Security Exchange Name	NYSE